Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Interest Rate Swap
Derivative [Line Items]
Notional Amount	$ 1,680,298,000
Fair Value / Carrying Amount of Assets (Liability)	$ (185,229,000)
Interest Rate Swap | Minimum
Derivative [Line Items]
Range of credit facility margin (as a percent)	0.30%	0.30%
Interest Rate Swap | Maximum
Derivative [Line Items]
Range of credit facility margin (as a percent)	4.75%	4.00%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 600,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (134,087,000)
Weighted- Average Remaining Term (years)	8 years 2 months 12 days
Fixed Interest Rate	4.80%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 1,080,298,000
Fair Value / Carrying Amount of Assets (Liability)	$ (51,142,000)
Weighted- Average Remaining Term (years)	4 years 4 months 24 days
Fixed Interest Rate	2.80%
Extension of termination option, period	2 years